EQUITY (Details)	Oct. 16, 2019 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Feb. 07, 2019 $ / shares shares	Sep. 30, 2018 shares	Sep. 30, 2017 shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares		$ 0.00166667	$ 0.00166667
Ordinary shares, shares authorized		100,000,000	100,000,000
Ordinary shares, shares issued		30,000,000	30,000,000
Ordinary shares, shares outstanding		30,000,000	30,000,000
Statutory Reserve | $		$ 2,200,786	$ 1,773,817
Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001			$ 0.001
Ordinary shares, shares authorized	50,000,000			50,000,000
Ordinary shares, shares issued	30,000,000			50,000,000
Stock split ratio	0.59
Ordinary shares, shares outstanding	30,000,000	50,000	50,000		50,000	50,000
Ordinary Shares | Maximum
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00166667
Ordinary shares, shares authorized	100,000,000
Ordinary shares, shares issued	30,000,000
Ordinary shares, shares outstanding	30,000,000